SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2 -   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.    Basis of Presentation — The accompanying consolidated financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

b.    Revenue Recognition — The Company’s revenue is derived primarily from the rental of Units to its guests. The Company recognizes revenue when obligations under the terms of a contract are satisfied and control over the promised goods and services is transferred to the guest. For the majority of revenue, this occurs when the guest occupies the Unit for the agreed upon length of time and receives any services that may be included with their stay. Revenue is measured as the amount of consideration it expects to receive in exchange for the promised goods and services. The Company recognizes any refunds and allowances as a reduction of rental income in the consolidated statements of operations.

The Company accounts for revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606 which was adopted at the beginning of fiscal year 2018 using the modified retrospective method. The Company did not recognize any cumulative-effect adjustment to retained earnings upon adoption as the effect was immaterial.

Payment received for the future use of a rental unit is recognized as a liability and reported as rents received in advance on the balance sheets. Rents received in advance are recognized as revenue after the rental unit is occupied by the customer for the agreed upon length of time or, if the rental is cancelled, rental amounts are refunded to customers (by us or our third-party service providers, or through reversal of the customers’ charges against our processer-retained funds) or forfeited by the customers in accordance with the specific terms of the reservation. The rents received in advance balance as of June 30, 2022 and December 31, 2021, was $4,071,095 and $1,819,943, respectively and is expected to be recognized as revenue within a one-year period.

c.    Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Actual results could differ from those estimates.

d.    Fair Value of Financial Instruments — The carrying amount of cash, processor retained funds, security deposits, accounts payable and accrued expenses, rents received in advance, and merchant cash advances approximate their fair values as of June 30, 2022 and December 31, 2021 because of their short term natures.

e.    Advertising — Advertising and marketing costs are expensed as incurred. During the three months and six months ended June 30, 2022, advertising and marketing costs incurred by the Company totaled zero and $26, compared to $196,600 for the three months and six months ended June 30, 2021, and are included in general and administrative expenses in the accompanying consolidated statements of operations.

f.    Commissions — The Company pays commissions to third-party sales channels to handle the marketing, reservations, collections, and other rental processes for most of the units. For the three months and six months ended June 30, 2022, were $1,393,128 and $2,690,298, respectively compared to $317,108 and $430,620, respectively for the three months and six months ended June 30, 2021. These expenses are included in cost of revenue in the accompanying consolidated statement of operations.

g.    Deferred Rent — The Company has entered into several operating lease agreements, some of which contain provisions for future rent increases. In accordance with GAAP, the Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in long-term liabilities in the accompanying consolidated balance sheets. The Company adopted Topic 842 effective January 1, 2022. See note 4 for more details.

h.    Income Taxes — In accordance with GAAP, the Company follows the guidance in FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in the Company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition and measurement of a tax position taken or expected to be taken in a tax return.

The Company recorded a provision for income taxes of $750,000 for the six months and June 30, 2022 implying a tax rate of approximately 30% before the consideration of other income.

For 2021, the Company, which has been classified as a partnership for federal income tax purposes, is not subject to federal, state, and certain local income taxes and, accordingly, makes no provision for income taxes in its financial statements. The Company’s taxable income or loss is reportable by its stockholders. For 2022, the Company, converted into a C corporation.

i.    Sales Tax — The majority of sales tax is collected from customers by our third-party sales channels and remitted to governmental authorities by these third-party sales channels. For any sales tax that is the Company’s responsibility to remit, the Company records the amounts collected as accrued expenses and relieves such liability upon remittance to the taxing authority. Rental income is presented net of any sales tax collected. As of June 30, 2022 and December 31, 2021,the

Company accrued sales tax payable of approximately $866,409 and $296,000, respectively and it is included in accounts payable and accrued expenses in the consolidated balance sheet. The Company is in the process of filing for the Voluntary Disclosure and Compliance Program with any taxing authority to avoid any potential penalties where the Company has been delinquent in filing returns.

j.    Paycheck Protection Program Loan (“PPP”) — As disclosed in Note 3, the Company has chosen to account for the loan under FASB ASC 470, Debt. Repayment amounts due within one year are recorded as current liabilities, and the remaining amounts due in more than one year, if any, as other liabilities. In accordance with ASC 835, Interest, no imputed interest is recorded as the below market interest rate applied to this loan is governmentally prescribed. If the Company is successful in receiving forgiveness for those portions of the loan used for qualifying expenses, those amounts will be recorded as a gain upon extinguishment as noted in ASC 405, Liabilities.

k.    Earnings Per Share (“EPS”) — The Company has no common stock equivalents and as a result basic and diluted shares and weighted average shares outstanding are the same.

2 -   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.    Basis of Presentation — The accompanying consolidated financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

b.    Revenue Recognition — The Company’s revenue is derived primarily from the rental of Units to its guests. The Company recognizes revenue when obligations under the terms of a contract are satisfied and control over the promised goods and services is transferred to the guest. For the majority of revenue this occurs when the guest occupies the Unit for the agreed upon length of time and receives any services that may be included with their stay. Revenue is measured as the amount of consideration it expects to receive in exchange for the promised goods and services. The Company recognizes any refunds and allowances as a reduction of rental income in the consolidated statements of operations.

Prior to the pandemic the vast majority of the Company’s reservations had been non-refundable therefore the Company had very strict refund policies in place. During the pandemic third party sales channels as well as credit card companies and processors enacted force majeure circumstances outside the stated policies on the websites the company sold inventory on forcing abnormal refund rates and forcing the move to flexible cancelation policies resulting in refunds on nonrefundable policies. Refunds are treated as a reduction of net revenue and are recognized in the period of which the cancelation or refund occurred. We have multiple refund policies in place across different sales channels which vary by price. Some require a deposit at the time of booking required which will be forfeited on cancelation through varying period of time prior to check-in, some require full prepayment with either flexible (can cancel with a full refund) or Non-refundable (forfeit entire amount), some payments are held by the sales the channel until check or post check-in in which the third party sales channel handles payments, cancelations, and the refunds to guests. As of early April 2022, the Company has moved most of its larger multi-unit properties back to nonrefundable cancelation policies.

The Company accounts for revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606 which was adopted at the beginning of fiscal year 2018 using the modified retrospective method.

Payment received for the future use of a rental unit is recognized as a liability and reported as rents received in advance on the consolidated balance sheets. Rents received in advance are recognized as revenue after the rental unit is occupied by the customer for the agreed upon length of time or returned to the customer if they cancel the reservation within the agreed upon period of time. The rents received in advance balance as of December 31, 2021 and 2020 was $1,819,943 and $858,538, respectively, and is expected to be recognized as revenue within a one-year period.

c.    Use of Estimates — The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Actual results could differ from those estimates.

d.    Fair Value of Financial Instruments — The carrying amount of cash, processor retained funds, security deposits, accounts payable and accrued expenses, rents received in advance, refunds payable, and merchant cash advances approximate their fair values as of December 31, 2021 and 2020 because of their short term natures.

e.    Advertising — Advertising and marketing costs are expensed as incurred. During the years ended December 31, 2021 and 2020, advertising and marketing costs incurred by the Company totaled $109,220 and $102,845, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of operations.

f.    Commissions — The Company pays commissions to third-party sales channels to handle the marketing, reservations, collections, and other rental processes for most of the units. For the year ended December 31, 2021 and 2020, commissions totaled approximately $1,625,000 and $1,303,000, respectively, and are included in cost of revenue in the accompanying consolidated statement of operations.

g.    Deferred Rent — The Company has entered into several operating lease agreements, some of which contain provisions for future rent increases. In accordance with GAAP, the Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in other liabilities on the accompanying consolidated balance sheets.

h.    Income Taxes — In accordance with GAAP, the Company follows the guidance in FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in the Company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition and measurement of a tax position taken or expected to be taken in a tax return.

The Company did not have unrecognized tax benefits as of December 31, 2021 and 2020. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of provision for income taxes.

The Company, which has been classified as a partnership for federal income tax purposes, is not subject to federal, state, and certain local income taxes and, accordingly, makes no provision for income taxes in its financial statements. The Company’s taxable income or loss is reportable by its members.

i.    Sales Tax — The majority of sales tax is collected from customers by our third-party sales channels and remitted to governmental authorities by these third-party sales channels. For any sales tax that is the Company’s responsibility to remit, the Company records the amounts collected as accrued expenses and relieves such liability upon remittance to the taxing authority. Rental income is presented net of any sales tax collected. As of December 31, 2021, and 2020, the Company has accrued sales tax payable and related interest of approximately $296,000 and $443,000, respectively, which is included in accounts payable and accrued expenses in the consolidated balance sheets. The Company is in the process of filing for the Voluntary Disclosure and Compliance Program with any taxing authority to avoid any potential penalties where the Company has been delinquent in filing returns. At this time, the Company is unable to determine the amount of additional penalties and interest that may be incurred if our application for waiver under the Voluntary Disclosure and Compliance Program is declined.

j.    Paycheck Protection Program Loan (“PPP”) — As disclosed in Note 3, the Company has chosen to account for the loan under FASB ASC 470, Debt. Repayment amounts due within one year are recorded as current liabilities, and the remaining amounts due in more than one year, if any, as other liabilities. In accordance with ASC 835, Interest, no imputed interest is recorded as the below market interest rate applied to this loan is governmentally prescribed. If the Company is successful in receiving forgiveness for those portions of the loan used for qualifying expenses, those amounts will be recorded as a gain upon extinguishment as noted in ASC 405, Liabilities.

k.    Deferred Offering Costs The Company complies with the requirements of ASC 340-10-S99-1. Deferred offering costs consist of legal, accounting, and other costs (including underwriting discounts and commissions) incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to shareholders’ equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

i.    Restricted cash Restricted cash includes funds held in a bank accounts but restricted as collateral for letters of credit provided to third parties for security deposits on certain properties in which the Company is lessee. A reconciliation to cash and restricted cash is as follows for December 31, 2021 and 2020.

	2021	2020
Cash	6,998	512
Restricted Cash	1,100,000	—
Cash and restricted cash	1,106,998	512

m.    Recently Issued Accounting Pronouncements — In February 2016, the FASB issued ASU 2016-02, Leases, and subsequent related updates to lease accounting (collectively “Topic 842”), which requires lessees to recognize right-of-use assets, representing their right to use the underlying asset for the lease term, and lease liabilities on the balance sheet for all leases with terms greater than 12 months. The guidance also modifies the classification criteria and the accounting for sales-type and direct financing leases by lessors. Additionally, the guidance requires qualitative and quantitative disclosures designed to assess the amount, timing and uncertainty of cash flows arising from leases.

Topic 842 is effective for the Company beginning January 1, 2022. The standard requires the use of a modified retrospective transition approach, which includes a number of optional practical expedients that entities may elect to apply. Management has not evaluated the impact of the adoption of Topic 842 on its consolidated balance sheets or consolidated statements of operations.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.